SCHEDULE OF WARRANTS VALUATION INPUT (Details)	12 Months Ended
Dec. 31, 2021
Share based compensation arrangement	0.00%
Minimum [Member]
Sharebased compensation	1 year
Share based compensation arrangement	94.40%
Share based compensation arrangement	0.08%
Maximum [Member]
Sharebased compensation	2 years
Share based compensation arrangement	130.00%
Share based compensation arrangement	0.25%